Income Tax - Schedule of Major Components of Income Tax Assets (Detail) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current income tax receivable
Current income tax receivable	£ 3,662	£ 5,123
Deferred tax asset
Deferred tax asset	168	143
U.K. [member]
Current income tax receivable
Current income tax receivable	3,660	5,121
U.S. [member]
Current income tax receivable
Current income tax receivable	2	2
Deferred tax asset
Deferred tax asset	£ 168	£ 143